SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                 -----------------------------------------------

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
                  Polaris Advisor Variable Annuity
                Polaris Select Investor Variable Annuity

               -----------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     FS VARIABLE SEPARATE ACCOUNT
                      Polaris Variable Annuity
                 Polaris Choice IV Variable Annuity
                     Polaris II Variable Annuity
              Polaris Select Investor Variable Annuity

              -----------------------------------------------

               THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                        VALIC SEPARATE ACCOUNT A
                  Polaris Choice Elite Variable Annuity

              -----------------------------------------------

Effective on or about October 13, 2020, the following Underlying Fund of the SunAmerica Series Trust ("SAST") has been renamed as indicated below:

Former Underlying           New Underlying            Managed by:   Trust:
Fund Name:                  Fund Name:
----------------            --------------------      ----------    -----
SA Oppenheimer Main         SA Invesco Main          Invesco        SAST
Street Large Cap            Street Large Cap         Advisers, Inc.


Dated:  October 13, 2020

             Please keep this Supplement with your prospectus.